WARRANTY LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
WARRANTY LIABILITIES
Beginning balance	$ 12,116	$ 7,858
Deconsolidation of a subsidiary		(130)
Expense accrued	2,309	7,538
Expense incurred	(4,027)	(2,899)
Translation adjustment	(334)	(251)
Closing balance	10,064	12,116
Less: current portion of warranty liabilities	(6,604)	(8,039)
Long-term warranty liabilities	$ 3,460	$ 4,077